INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	$ 59.7	$ 21.7
Changes in tax rates or imposition of new taxes	0.8	(1.1)
Deferred income tax	37.9	11.7
Total income tax expense	97.6	33.4
Domestic Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	3.0	0.8
Deferred income tax - origination and reversal of temporary differences	4.6	(1.5)
Foreign Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	56.7	20.9
Deferred income tax - origination and reversal of temporary differences	$ 32.5	$ 14.3